Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Intangible Assets [Abstract]
Summary of Intangible Assets

	Licenses and other rights	Patents	Software	Total
Cost
Balance at January 1, 2018	$154,572	$6,346	$2,213	$163,131
Additions	5,512	639	1,145	7,296
Disposals	-	(332)	(68)	(400)
Effect of foreign exchange differences	698	344	(4)	1,038
Balance at December 31, 2018	$160,782	$6,997	$3,286	$171,065
Additions	-	728	467	1,195
Sold - discontinued operations (note 5)	(2,505)	(842)	(47)	(3,394)
Disposals	-	(524)	(39)	(563)
Effect of foreign exchange differences	(9)	(50)	(19)	(78)
Balance at December 31, 2019	$158,268	$6,309	$3,648	$168,225

Accumulated amortization
Balance at January 1, 2018	$3,497	$2,250	$737	$6,484
Amortization expense	556	448	368	1,372
Disposals	-	(177)	(38)	(215)
Impairments	142,609	-	-	142,609
Effect of foreign exchange differences	694	317	1	1,012
Balance at December 31, 2018	$147,356	$2,838	$1,068	$151,262
Amortization expense	410	403	446	1,259
Disposals	-	(364)	(9)	(373)
Impairments (note 25)	4,528	761	7	5,296
Sold - discontinued operations (note 5)	(2,418)	(570)	(36)	(3,024)
Effect of foreign exchange differences	(6)	(29)	(6)	(41)
Balance at December 31, 2019	$149,870	$3,039	$1,470	$154,379

Carrying amounts
At December 31, 2019	$8,398	$3,270	$2,178	$13,846
At December 31, 2018	13,426	4,159	2,218	19,803